MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Schedule of Marketable Securities
Marketable securities at December 31, 2013 and 2012 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	—	—	—	1,656,333	—

For the year ended December 31, 2013	$—	$—	$—	$1,656,333	$—

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	—	—	—	1,490,600	—

For the year ended December 31, 2012	$—	$—	$—	$1,490,600	$—